INCOME TAX AND SOCIAL CONTRIBUTION	12 Months Ended
Dec. 31, 2025
Income Tax And Social Contribution
INCOME TAX AND SOCIAL CONTRIBUTION

13.	INCOME TAX AND SOCIAL CONTRIBUTION

13.1 Income tax and social contribution

The income tax and social contribution taxes are based on tax rates for 25% for income tax and 9% for social contribution in Brazil. For other regions in which the Company operates, the expected nominal rates are as follows:

Central America and the Caribbean	from 15% to 27%
Latin America - South (i)	from 10% to 35%
Canada	26.5%
Luxembourg	23,87%

Income taxes reported in the income statement are broken down as follows:

	2025	2024	2023
Income tax expenses – current	(4,004.4)	(4,531.0)	(2,077.9)

Deferred tax expenses on temporary differences	705.3	424.2	279.8
Deferred tax on taxes loss carryforward movements in the current period	(134.2)	(533.6)	1,722.6
Total deferred tax (expenses)/income	571.1	(109.4)	2,002.4

Total income tax expenses	(3,433.3)	(4,640.4)	(75.5)

The reconciliation between the weighted nominal tax rate and the effective tax rate is summarized below:

	2025	2024	2023
Profit before income tax	19,421.7	19,487.3	15,035.9
Adjustments to the taxable basis
Other non-taxable income	(1,174.5)	(497.3)	(919.0)
Government grants related to taxes on sales	(387.5)	(118.1)	(3,011.7)
Share of results of associates and joint ventures	(105.7)	(3.9)	185.3
Non-deductible expenses	641.9	178.8	56.5
Taxation on a universal basis and other adjustments related to foreign subsidiaries	594.2	150.1	1,171.4
	18,990.1	19,196.9	12,518.4
Aggregated weighted nominal tax rate	28.13%	28.70%	28.30%
Taxes payable – nominal rate	(5,342.5)	(5,509.1)	(3,542.3)
Adjustments to tax expenses
Income tax incentives	625.2	445.1	120.4
Deductible interest on capital	1,411.0	1,285.0	3,909.8
Tax savings arising from the amortization of goodwill	3.6	3.6	17.2
Withholding income tax	(201.3)	(887.5)	(489.1)
Recognition/(write-off) of deferred charges on tax losses	(251.4)	(74.5)	100.9
Effects of the application of IAS 29 (hyperinflation)	(22.9)	87.6	(382.3)
Other tax adjustments	345.0	9.4	189.9
Income tax and social contribution expense	(3,433.3)	(4,640.4)	(75.5)
Effective tax rate	17.68%	23.81%	0.50%

The main events that impacted the effective tax rate for the period were:

•	Other non-taxable income: it refers mainly to the revenues arising from monetary update (Selic) on tax credits. In addition, in the year ended December 31, 2025, other non-taxable income was recognized, arising from the disposal of the SLU subsidiary, as note 1.3.3 – Sale of subsidiary.

•	Government grants related to taxes on sales: these represent regional incentives and economic development policies primarily related to local production to generate economic and social impact. When reinvested, were not taxed for income tax and social contribution purposes before the advent of Federal Law No. 14,789/2023, which explains the significant impact on the effective rate in the comparative period. As mentioned in explanatory note 27.2.- Provisions, Contingent Liabilities and Contingent Assets. In this regard, since August 2024 companies in the group have obtained favorable decisions, in effect since then, exempting them from collecting IRPJ and CSLL on amounts determined as government grants related to tax benefits deemed as ICMS presumed credits, this explains the variation in the consolidated. At the end of the 2025 fiscal year, only the amounts related to federal tax incentives and state incentives not categorized as presumed credits were allocated to retained earnings, as per note 22 - Changes in equity.

•	Non-deductible expenses: primarily refer to the additional costs incurred in acquiring foreign currency in certain jurisdictions where the Group operates, used mainly for the remittance of earnings to the parent companies.

•	Taxation on a universal basis and other adjustments related to foreign subsidiaries: the additional income taxes due in Brazil on the income of foreign-controlled entities, in accordance with Law No. 12,973/2014. It also includes local permanent adjustments to foreign companies consolidated within the group, as well as the effects arising from some of these companies having a functional currency that differs from the currency used for tax calculations.

•	Income tax incentives: it refers to tax incentives related to income tax granted by the Brazilian Federal Government to promote regional development in certain areas of the North and Northeast of the country and to the PAT (“Programa de Alimentação do Trabalhador”). These incentives are recorded in the results on an accruals basis and some of them are allocated to fiscal incentives reserve, as per item (22.3.3) "Tax incentives" within note 22 – Changes in equity.

•	Withholding income tax: this balance is related to tax due on dividends to be distributed by subsidiaries located outside of Brazil under local tax legislation. The recorded amounts in 2025 are mainly related to withholding tax calculated on profits earned in 2025 and to exchange differences on deferred income tax related to the undistributed profits of subsidiaries.

•	Deductible interest on capital (“IOC”): under Brazilian law, companies have an option to remunerate their shareholders through the payment of IOC, which is deductible for income tax purposes. The amount of IOC is impacted by the taxable result, net income reserves of the Company and by the long-term interest rate (“TJLP”). These remunerations are deductible for income tax purposes.

•	Effects of the application of IAS 29 (hyperinflation): the Company’s subsidiary in Argentina operates in a hyperinflationary economy thus subject to the monetary correction of its non-financial assets and liabilities, its equity and its statement of income, which may impact the consolidated effective tax rate, implying variation between periods.

•	Other tax adjustments: in the third quarter of 2025, the Group’s effective tax rate was impacted by a non-recurring effect arising from the partial reversal of a liability related to the Special Tax Regularization Program (“PERT 2017”) at CRBS. This reversal occurred due to the application, by the tax authorities, of Article 14 of Brazilian Federal Law No. 14,689/2023 allowing the recovery of expenses incurred in 2017. This article establishes the unenforceability of tax penalties that exceed 100% (one hundred percent) of the total tax debt, which had been declared unconstitutional by the Federal Supreme Court, as well as the unenforceability of the related interests. The total reduction in the liability was to R$644 million, being R$375 million under income tax, relating to the penalty reduction, (main effect reflected in the others with reduced taxation line item) and R$269 million was recognized in financial income, relating to the interests incurred.

13.2 Deferred income tax and social contribution

The amounts of deferred income tax and social contribution for each type of temporary difference are as shown below:

	2025			2024
	Assets	Liabilities	Net	Assets	Liabilities	Net
Investment securities	6.8	-	6.8	7.3	-	7.3
Intangibles	-	(1,836.5)	(1,836.5)	-	(2,141.9)	(2,141.9)
Employee benefits	786.3	-	786.3	971.6	-	971.6
Trade payables	3,462.2	(2.1)	3,460.1	3,880.2	-	3,880.2
Trade receivables	8.5	(11.0)	(2.5)	35.1	(6.7)	28.4
Derivative financial instruments	65.0	(171.7)	(106.7)	37.7	(246.1)	(208.4)
Interest-bearing loans and borrowings	7.6	-	7.6	8.8	-	8.8
Inventories	390.4	(120.2)	270.2	307.0	(205.9)	101.1
Property, plant and equipment	1,092.2	(1,951.5)	(859.3)	1,189.6	(2,459.0)	(1,269.4)
Withholding tax on undistributed profits and royalties	-	(2,136.2)	(2,136.2)	-	(2,255.0)	(2,255.0)
Investments in associates and joint ventures	-	(383.7)	(383.7)	-	(383.7)	(383.7)
Tax losses carried forward (i)	3,715.5	-	3,715.5	3,849.7	-	3,849.7
Provisions	1,606.4	(0.6)	1,605.8	1,537.9	(4.5)	1,533.4
Impact of IFRS 16 (Leases)	2.9	(78.1)	(75.2)	-	(47.1)	(47.1)
Exclusion of ICMS from PIS/COFINS calculation basis	-	(82.6)	(82.6)	-	(121.6)	(121.6)
Other items	286.1	(163.6)	122.5	289.3	(558.7)	(269.4)
Gross deferred tax assets/(liabilities)	11,429.9	(6,937.8)	4,492.1	12,114.2	(8,430.2)	3,684.0
Netting by taxable entity	(3,025.5)	3,025.5	-	(3,422.5)	3,422.5	-
Net deferred tax assets/(liabilities)	8,404.4	(3,912.3)	4,492.1	8,691.7	(5,007.7)	3,684.0

(i)	Historically, tax authorities have offset tax losses ex-officio in administrative proceedings in which the Company and some of its subsidiaries are involved, resulting in an accumulated offset of R$314.8. This amount is included in the tax credits recognized under the line of tax losses carried forward.

Most of tax losses and negative social contribution bases on which deferred income tax and social contribution were calculated do not have a statute of limitations. The use of credits related to tax losses is based on the projected future existence of taxable profits, limited to 30% of taxable income for the year, according to the actual figures for prior years, and the projections of the Company's business in the economies in which they are located, and thus follows the applicable fiscal and accounting rules.

The Management’s critical estimates regarding main contingent liabilities related to uncertainty on income tax treatments are disclosed in note 27.2 – Contingencies.

13.2.1 Realization of deferred taxes

As at December 31, 2025, the deferred tax assets and liabilities are expected to be utilized/settled, as follows:

	2025
Deferred taxes not related to tax losses	to be realized until 12 months	to be realized after 12 months	Total

Investment securities	-	6.8	6.8
Intangibles	(1.4)	(1,835.1)	(1,836.5)
Employee benefits	72.0	714.3	786.3
Trade payables	(242.4)	3,702.5	3,460.1
Trade receivables	(1.9)	(0.6)	(2.5)
Derivative financial instruments	(123.7)	17.0	(106.7)
Interest-bearing loans and borrowings	0.2	7.4	7.6
Inventories	378.5	(108.3)	270.2
Property, plant and equipment	(2.7)	(856.6)	(859.3)
Withholding tax on undistributed profits and royalties	-	(2,136.2)	(2,136.2)
Investments in associates and joint ventures	-	(383.7)	(383.7)
Provisions	794.1	811.7	1,605.8
Impact of IFRS 16 (Leases)	(16.4)	(58.8)	(75.2)
Exclusion of ICMS from PIS/COFINS calculation basis	(82.6)	-	(82.6)
Other items	11.0	111.5	122.5
Total	784.7	(8.1)	776.6

Deferred tax related to tax losses carried forward	2025
2026	192.2
2027	175.9
2028	490.2
2029 to 2031	1,433.0
2032 onward	1,424.2
Total	3,715.5

13.2.2 Net change in deferred taxes

The net change in deferred income tax and social contribution is as follows:

At December 31, 2023	4,651.2
Recognition of actuarial gains/(losses)	(23.2)
Cash flow hedge – gains/(losses)	(423.1)
Gains/(losses) on cumulative translation adjustments [CTA]	879.8
Recognized in other comprehensive income	433.5
Recognized in the income statement	(109.4)
Changes recognized directly in the balance sheet	(1,291.3)
Recognized in deferred tax	(889.1)
Effects of the application of IAS 29 (hyperinflation)	(889.1)
Recognized in the other balance sheet group	(402.2)
At December 31, 2024	3,684.0
Recognition of actuarial gains/(losses)	0.4
Investment hedges – Obligations related to the acquisition of a non-controlling interest	(53.6)
Cash flow hedge – gains/(losses)	268.5
Gains/(losses) on cumulative translation adjustments [CTA]	312.8
Recognized in other comprehensive income	528.1
Recognized in the income statement	571.1
Changes recognized directly in the balance sheet	(291.1)
Recognized in deferred tax	(335.7)
Effects of the application of IAS 29 (hyperinflation)	(335.7)
Recognized in the other balance sheet group	44.6
At December 31, 2025	4,492.1

13.2.3 Deferred tax asset related to tax losses

Beyond the tax credits related to tax losses effectively recognized as part of the amounts disclosed above, there are other tax credits related to tax losses that were not recorded in the balance sheets due to their low expectations of realization, based on Management’s assessment. As at December 31, 2025, the accumulated balance of these credits represented R$991.5 in taxable value (R$867.0 in 2024 and R$669.0 in 2023), equivalent to a taxable basis of R$3,788.7 in December 31, 2025 (R$3,310.1 in 2024 and R$2,521.0 in 2023).

Additionally, tax credits related to tax losses recorded in the Brazilian ECF (Tax Accounting Bookkeeping), for the purpose of calculating Taxation on a worldwide basis, ceased to be recognized, resulting in a principal amount of R$5,289.5 as of December 31, 2025.

Accounting policies

Income tax and social contribution for the year comprises current tax and deferred tax. Income tax and social contribution are recognized in the income statement, unless they relate to items recognized directly in comprehensive income or in other equity accounts. In these cases, the tax effects are also recognized directly in comprehensive income or in equity accounts (except for interest on shareholders’ equity. See note 22 - Changes in equity.

Deferred income taxes are calculated on temporary differences between their calculation bases and the Company's accounting data. The deferred tax assets are recognized only to the extent that is probable that future taxable profits will be available. The deferred income tax assets are reduced to the extent that it is no longer probable that future taxable profits will occur. The existence of future taxable income is based on a technical study approved by the Company's management.

IAS 12 - “Income Taxes” prescribes that no deferred tax liability on goodwill recognition, and no deferred tax asset/liability is recorded: (1) at the initial recognition of an asset or liability in a transaction other than a business combination that at the time of the transaction affects neither accounting nor taxable profit or loss and (2) on differences related to investments in subsidiaries to the extent that they are not reversed in the foreseeable future. The amount of deferred tax provided is based on the expectation of the realization or settlement of the temporary difference, using currently or substantially enacted tax rates.

Deferred tax assets and liabilities are offset if there is a legally enforceable right to offset current tax liabilities and assets, and where these relate to income taxes levied by the same tax authority on the same taxable entity, or to different taxable entities which intend either to settle their current tax liabilities and assets on a net basis, or to realize the assets and settle the liabilities simultaneously.

The company is subject to income tax in numerous jurisdictions and judgment is required to determine the Company’s worldwide provision for income tax. Some of the Company's subsidiaries are involved in tax audits, usually in relation to previous years. These audits are ongoing in various jurisdictions as at the balance sheet reporting date and, by their nature, can take a considerable time to be completed.

Uncertainties regarding the treatment of income taxes

The Company applies the provisions of IFRIC 23 - Uncertainty on the Treatment of Income Taxes in relation to the treatments that affected the calculation of income taxes (uncertain tax treatments), as disclosed in note 27.2 - Provisions, Contingent Liabilities and Contingent Assets - Uncertainties about treatment of IRPJ and CSLL.

Rules of the “Pillar Two”

In December 2021, the Organization for Economic Cooperation and Development (“OECD”), as part of the Inclusive Framework on Base Erosion and Profit Shifting (“BEPS”) project, published the Global Anti-Base Erosion Model Rules (GloBE), which are part of the project known as “Pillar Two.” The aim is to establish a common approach to international corporate taxation, ensuring that multinational economic groups within the scope of these rules pay income taxes at a minimum effective rate of 15% in each country where they operate. These rules must be locally approved in each country that adheres to the proposal through applicable legislation, with some already having enacted internal laws for implementation or being in the process of discussion and approval.

For the Group, the Pillar Two have been in effect since 2024 in certain jurisdictions, with no material impact during that period. In Brazil, Law No. 15,079/24, resulting from Provisional Measure No. 1,262/24 and regulated by Normative Instruction RFB No. 2,228/24, became effective on January 1, 2025, and implemented the GloBE rules at the domestic level through the introduction of the Additional CSLL, aimed at ensuring a domestic minimum effective taxation of 15%.

For the fiscal year 2025, the Company assessed the effects of the legislation for Brazil and other jurisdictions of the Group that have implemented the regime and concluded that there was no material impact during the period.